UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI NEW YORK TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2007

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 96.4%
Education — 9.9%
$ 8,400,000	Brookhaven-Comsewogue, Union Free School District, NY, TAN, 4.000%
	due 6/30/08	$8,425,859
	Monroe County, NY, Industrial Development Agency:
4,000,000	Civic Facility Revenue, Monroe Community College, LOC-JPMorgan
	Chase, 3.560%, 12/6/07 (a)	4,000,000
5,500,000	Revenue, Monroe Community College, LOC-JP Morgan Chase Bank,
	3.560%, 12/6/07 (a)	5,500,000
9,690,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue,
	Refunding & Improvements Touro College, LOC-JPMorgan Chase,
	3.530%, 12/5/07 (a)	9,690,000
	New York State Dormitory Authority Revenue: Cornell University,
	SPA-JPMorgan Chase:
790,000	3.540%, 12/3/07 (a)	790,000
22,650,000	3.530%, 12/6/07 (a)	22,650,000
20,000,000	TECP, 3.460% due 12/10/07	20,000,000
3,400,000	Court Facilities Lease, LOC-Bayerische Landesbank, 3.520%,
	12/5/07 (a)	3,400,000
8,445,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	3.570%, 12/5/07 (a)	8,445,000
1,030,000	Wagner College, LOC-Morgan Guarantee Trust, 3.530%, 12/5/07 (a)	1,030,000
5,660,000	State Personal Income Tax Revenue, Refunding Education, SPA-Depfa
	Bank PLC, 3.570%, 12/6/07 (a)	5,660,000
4,685,000	Niagara County, NY, Industrial Development Agency Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens NA,
	3.560%, 12/6/07 (a)	4,685,000

	Total Education	94,275,859

Finance — 6.4%
	New York City, NY, TFA:
	Future Tax Secured:
1,005,000	Revenue, LIQ-Landesbank Baden-Wurttemberg, 3.600%, 12/5/07 (a)	1,005,000
2,000,000	SPA-Bayerische Landesbank, 3.570%, 12/3/07 (a)	2,000,000
6,000,000	SPA-WestLB AG, 3.570%, 12/5/07 (a)	6,000,000
1,200,000	Subordinated, SPA-Landesbank Hessen-Thuringen, 3.540%, 12/3/07 (a)	1,200,000
	New York City Recovery Project Revenue, Subordinated:
1,000,000	LIQ-Dexia, 3.500%, 12/3/07 (a)	1,000,000
8,900,000	LIQ-JPMorgan Chase, 3.570%, 12/3/07 (a)	8,900,000
5,160,000	LIQ-Landesbank Hessen-Thuringen, 3.550%, 12/5/07 (a)	5,160,000
4,865,000	LIQ-Societe Generale, 3.570%, 12/5/07 (a)	4,865,000
2,200,000	SPA-Royal Bank of Canada, 3.540%, 12/3/07 (a)	2,200,000
	New York State LGAC:
6,013,000	LOC-Bank of Nova Scotia, 3.550%, 12/5/07 (a)	6,013,000
18,600,000	LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.550%,
	12/5/07 (a)	18,600,000
2,900,000	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.540%,
	12/5/07 (a)	2,900,000
1,432,000	Revenue, LOC-Landesbank Hessen-Thuringen, 3.550%, 12/5/07 (a)	1,432,000

	Total Finance	61,275,000

General Obligation — 12.3%
9,746,737	Clinton County, NY, GO, BAN, 4.250% due 7/18/08	9,777,727

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

General Obligation — 12.3% (continued)
	Commonwealth of Puerto Rico, GO:
	Refunding Public Improvements:
$ 1,500,000	FGIC, SPA-JPMorgan Chase Bank, 3.570%, 12/6/07 (a)	$1,500,000
600,000	FSA, SPA-Dexia Credit Local, 3.470%, 12/3/07 (a)	600,000
1,800,000	Refunding, Government Development Bank, MBIA, SPA-Credit Suisse,
	3.410%, 12/5/07 (a)	1,800,000
4,000,000	Deer Park, NY, UFSD, GO, TRAN, 4.250% due 6/30/08	4,012,402
10,000,000	East Hampton, NY, GO, Union Free School District, TAN, 4.000% due
	6/30/08	10,031,917
3,800,000	East Ramapo, NY, CSD, GO, BAN, 4.000% due 6/19/08	3,806,157
7,500,000	Enlarged Troy School District, NY, GO, BAN, 4.250% due 7/3/08	7,519,749
	New York City, NY, GO:
5,000,000	LOC-Morgan Guaranty Trust, 3.540%, 12/5/07 (a)	5,000,000
5,000,000	LOC-Bank of America, 3.550%, 12/5/07 (a)	5,000,000
5,345,000	LOC-Bank of New York, 3.570%, 12/5/07 (a)	5,345,000
7,995,000	LOC-Bank of Nova Scotia, 3.520%, 12/5/07 (a)	7,995,000
	LOC-BNP Paribas:
12,420,000	3.520%, 12/5/07 (a)	12,420,000
3,835,000	3.570%, 12/5/07 (a)	3,835,000
1,200,000	LOC-Dexia Credit Local, 3.520%, 12/3/07 (a)	1,200,000
	LOC-JPMorgan Chase:
1,500,000	3.530%, 12/5/07 (a)	1,500,000
1,100,000	3.570%, 12/5/07 (a)	1,100,000
5,000,000	LOC-Westdeutsche Landesbank, 3.520%, 12/5/07 (a)	5,000,000
500,000	MBIA, SPA-Wachovia Bank, 3.560%, 12/3/07 (a)	500,000
7,500,000	Plainview Old Bethpage, NY, CSD, GO, TAN, 4.250% due 6/30/08	7,522,918
5,000,000	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/30/08	5,015,390
4,725,000	Sullivan County, NY, GO, BAN, 4.250% due 7/18/08	4,739,158
8,000,000	Syracuse, NY, GO, RAN, 4.000% due 6/30/08	8,020,578
3,534,571	Wappingers, NY, CSD, GO, BAN, 4.250% due 7/18/08	3,545,809

	Total General Obligation	116,786,805

Government Facilities — 3.9%
	Jay Street Development Corp., NY, Courts Facility Lease Revenue:
11,375,000	LOC-Depfa Bank PLC, 3.550%, 12/5/07 (a)	11,375,000
	New York City, Jay Street Project:
10,800,000	LOC-Bank of America, 3.540%, 12/5/07 (a)	10,800,000
	LOC-Depfa Bank PLC:
2,305,000	3.530%, 12/3/07 (a)	2,305,000
1,865,000	3.540%, 12/3/07 (a)	1,865,000
3,610,000	3.490%, 12/5/07 (a)	3,610,000
7,155,000	Jay Street Development Corp., Certificates Facilities Lease Revenue, New
	York City, Jay Street Project, LOC-Depfa Bank PLC, 3.530%, 12/3/07 (a)	7,155,000

	Total Government Facilities	37,110,000

Hospitals — 5.5%
2,050,000	Nassau Health Care Corp., New York Revenue, Subordinated, FSA, SPA-
	Dexia Credit Local, 3.450%, 12/6/07 (a)	2,050,000
12,150,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced
	Assistance, LOC-Bank of America, 3.540%, 12/6/07 (a)	12,150,000
	New York State Dormitory Authority Revenue:
4,700,000	Mental Health Facilities Improvement, FSA, SPA-Dexia Credit Local,
	3.530%, 12/6/07 (a)	4,700,000
13,900,000	Mental Health Services Facilities, FSA, SPA-Dexia Credit Local,
	3.570%, 12/6/07 (a)	13,900,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Hospitals — 5.5% (continued)
	Orange County, NY, IDA:
$ 9,000,000	Civic Facility Revenue, Arden Hill Hospital Project, FSA, SPA-Morgan
	Stanley, 3.550%, 12/6/07 (a)	$9,000,000
4,150,000	Revenue, Horton Medical Center Project, FSA, SPA-Morgan Stanley
	Bank, 3.550%, 12/6/07 (a)	4,150,000
6,560,000	Suffolk County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Huntington Hospital, LOC-Bank of America, 3.540%, 12/5/07 (a)	6,560,000

	Total Hospitals	52,510,000

Housing: Multi-Family — 22.0%
1,000,000	Forest City New Rochelle, NY, Revenue Certificates of Trust, Senior
	Certificates Beneficial Owner, LOC-Wachovia Bank NA, 3.590%,
	12/6/07 (a)	1,000,000
1,000,000	New York City, NY, HDC, Multi-Family Mortgage Revenue, 20 Exchange
	Place, LOC-Landesbank Hessen-Thuringen, 3.580%, 12/5/07 (a)	1,000,000
10,000,000	New York City, NY, HDC, Multi-Family Rent Revenue, West 61 Street
	Apartments, FNMA, LIQ-FNMA, 3.660%, 12/5/07 (a)(b)	10,000,000
	New York City, NY, HDC:
	MFH Rent Revenue:
2,025,000	100 Jane Street Development, FNMA, 3.640%, 12/5/07 (a)(b)	2,025,000
1,000,000	First Avenue Development, FNMA-Collateralized, 3.660%, 12/5/07
	(a)(b)	1,000,000
2,100,000	James Tower Development, FNMA, LIQ-FNMA, 3.550%, 12/5/07 (a)	2,100,000
10,000,000	One Columbus Place Development, FNMA-Collateralized, 3.640%,
	12/5/07 (a)(b)	10,000,000
1,900,000	MFH Revenue, Columbus Apartments, LIQ-FNMA, 3.540%, 12/5/07 (a)	1,900,000
12,500,000	Multi-Family Mortgage Revenue, 201 Pearl Street Development, FNMA,
	3.620%, 12/5/07 (a)	12,500,000
6,850,000	Multi-Family Revenue, Mortgage, Reverend Ruben Diaz, LOC-Bank of
	America N.A., 3.620%, 12/5/07 (a)(b)	6,850,000
18,500,000	Related Monterey, LIQ-FNMA, 3.540%, 12/5/07 (a)	18,500,000
	New York State HFA:
15,000,000	20 River Terrace Housing, LIQ-FNMA, 3.530%, 12/5/07 (a)	15,000,000
	Revenue:
5,840,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen
	Girozentrale, 3.520%, 12/5/07 (a)	5,840,000
15,000,000	Victory Housing, LIQ-FHLMC, 3.680%, 12/5/07 (a)(b)	15,000,000
6,000,000	West 17th Street Housing, LOC-Landesbank Baden-Wurttemberg,
	3.660%, 12/5/07 (a)(b)	6,000,000
9,700,000	Service Contract Revenue, LOC-Westdeutsche Landesbank, 3.550%,
	12/5/07 (a)	9,700,000
	New York State Housing Finance Agency:
2,200,000	750 Sixth Avenue, FNMA-Collateralized, 3.580%, 12/5/07 (a)(b)	2,200,000
1,055,000	Refunding, Economic Development and Housing, FGIC, SPA-Dexia
	Credit Local, 3.530%, 12/5/07 (a)	1,055,000
33,495,000	Tribeca Green Housing, LOC-Landesbank Hessen-Thuringen, 3.520%,
	12/5/07 (a)	33,495,000
	Revenue:
11,500,000	88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen,
	3.490%, 12/5/07 (a)	11,500,000
6,000,000	600 West 42nd Street, LOC-Bank of New York, 3.630%, 12/5/07
	(a)(b)	6,000,000
9,475,000	1500 Lexington Associates LLC, Remarketed 4/15/04, LIQ-FNMA,
	3.670%, 12/5/07 (a)(b)	9,475,000
3,500,000	Clinton Green South Housing, LOC-Bank of America NA, 3.580%,
	12/5/07 (a)(b)	3,500,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Housing: Multi-Family — 22.0% (continued)
	New York, NY, HDC:
$ 20,000,000	MFH Revenue, 90 West St., LIQ-FNMA, 3.620%, 12/5/07 (a)	$20,000,000
4,000,000	Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen,
	3.580%, 12/5/07 (a)	4,000,000

	Total Housing: Multi-Family	209,640,000

Housing: Single Family — 5.5%
	New York State Housing Finance Agency:
	Revenue:
20,400,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	3.620%, 12/5/07 (a)(b)	20,400,000
2,000,000	Clinton Green North Housing, LOC-Bank of America, 3.580%,
	12/5/07 (a)(b)	2,000,000
20,000,000	Victory Housing, Credit Enhanced by FNMA, 3.680%, 12/5/07
	(a)(b)	20,000,000
5,000,000	Service Contract Revenue, Refunding, LOC-Westdeutsche Landesbank,
	3.530%, 12/5/07 (a)	5,000,000
4,900,000	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-
	Dexia Credit Local, 3.570%, 12/3/07 (a)(b)	4,900,000

	Total Housing: Single Family	52,300,000

Industrial Development — 8.0%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
3,240,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A.,
	3.560%, 12/6/07 (a)	3,240,000
5,360,000	Teresian House, LOC-Citizens Bank NA, 3.590%, 12/6/07 (a)	5,360,000
8,850,000	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
	Societe Generale, 3.580%, 12/5/07 (a)(b)	8,850,000
16,430,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
	Fargo Bank N.A., 3.480%, 12/6/07 (a)	16,430,000
10,000,000	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
	JPMorgan Chase, 3.560%, 12/6/07 (a)	10,000,000
3,475,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Continuing Development Services Inc. Project, LOC-Citizens
	Bank N.A., 3.590%, 12/6/07 (a)	3,475,000
1,400,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 3.570%,
	12/6/07 (a)	1,400,000
3,800,000	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
	Bank USA N.A., 3.750%, 12/6/07 (a)(b)	3,800,000
3,435,000	Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty, LOC-HSBC Bank
	USA N.A., 3.750%, 12/6/07 (a)(b)	3,435,000
20,150,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
	Wachovia Bank, 3.590%, 12/6/07 (a)	20,150,000

	Total Industrial Development	76,140,000

Miscellaneous — 1.4%
2,000,000	Board of Cooperative Educational Services, NY, Sole Supervisory District,
	RAN, 4.000% due 6/27/08	2,007,770
4,200,000	Capital District Regional Off Track Betting Corp. New York, LOC-Bank of
	America, 3.530%, 12/6/07 (a)	4,200,000
7,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, 4.250%
	due 7/30/08	7,038,232

	Total Miscellaneous	13,246,002

Pre-Refunded — 0.1%
1,000,000	New York State Dormitory Authority Revenue, Long Island Jewish Medical
	Center, MBIA, 5.000% due 7/1/08	1,012,723

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Public Facilities — 3.1%
$ 285,000	New York City, NY, Trust for Cultural Resources, Revenue, Asia Society,
	LOC-JPMorgan Chase, 3.530%, 12/6/07 (a)	$285,000
8,655,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	3.550%, 12/5/07 (a)	8,655,000
20,600,000	New York, NY, TFA, LIQ-Lloyds TSB Bank PLC, 3.570%, 12/5/07 (a)	20,600,000

	Total Public Facilities	29,540,000

Transportation — 8.8%
	MTA of New York, Revenue:
1,600,000	LOC-BNP Paribas, 3.560%, 12/3/07 (a)	1,600,000
1,075,000	Refunding, FSA, SPA-Westdeutsche Landesbank, 3.550%, 12/6/07 (a)	1,075,000
	MTA, NY, Revenue:
5,000,000	Dedicated Tax Fund, AMBAC, SPA-Wachovia Bank, 3.570%, 12/6/07(a)	5,000,000
3,000,000	LOC-BNP Paribas, 3.580%, 12/3/07 (a)	3,000,000
5,585,000	Refunding, AMBAC, SPA-Landesbank Hessen-Thuringen Grozentrele,
	3.500%, 12/6/07 (a)	5,585,000
12,000,000	TECP, LOC-ABN AMRO, 3.500% due 12/6/07	12,000,000
1,000,000	MTA, NY, Service Contract Revenue, FGIC, 5.000% due 1/1/08	1,001,067
7,120,000	New York State Thruway Authority Service Contract Revenue, Refunding,
	Local Highway & Bridge, 5.000% due 3/15/08	7,147,645
	Triborough Bridge & Tunnel Authority, NY, Revenue:
	Refunding:
5,500,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 3.550%,
	12/5/07 (a)	5,500,000
27,045,000	SPA-ABN AMRO Bank N.V., 3.530%, 12/6/07 (a)	27,045,000
11,000,000	SPA-Landesbank Baden-Wurttemberg, 3.540%, 12/6/07 (a)	11,000,000
3,565,000	SPA-Dexia Credit Local, 3.580%, 12/5/07 (a)	3,565,000

	Total Transportation	83,518,712

Utilities — 5.2%
	Long Island, NY, Power Authority:
	Electric System Revenue:
8,300,000	FSA, SPA-Dexia Credit Local, 3.570%, 12/5/07 (a)	8,300,000
5,000,000	MBIA, 5.000% due 4/1/08	5,025,452
2,525,000	LOC-Bayerische Landesbank, 3.530%, 12/5/07 (a)	2,525,000
15,950,000	LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg,
	3.530%, 12/5/07 (a)	15,950,000
5,900,000	LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 3.520%,
	12/5/07 (a)	5,900,000
1,300,000	LOC-State Street Bank & Trust Co., 3.540%, 12/3/07 (a)	1,300,000
7,600,000	LOC-Westdeutsche Landesbank, 3.540%, 12/5/07 (a)	7,600,000
2,425,000	New York State Energy Research & Development Authority, Revenue,
	Consolidated Edison Co., LOC-Wachovia Bank N.A., 3.530%, 12/5/07 (a)	2,425,000

	Total Utilities	49,025,452

Water & Sewer — 4.3%
39,450,000	New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit
	Local, 3.580%, 12/6/07 (a)	39,449,880
	New York City, NY:
1,005,000	MFA Water & Sewer System Revenue, Second General Resolution, SPA-
	Bank of Nova Scotia, 3.520%, 12/3/07 (a)	1,005,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Water & Sewer — 4.3% (continued)
$ 500,000	Municipal Water Finance Authority, Water & Sewer System Revenue,
	SPA-Dexia Credit Local, 3.530%, 12/3/07 (a)	$500,000

	Total Water & Sewer	40,954,880

	TOTAL INVESTMENTS — 96.4% (Cost — $917,335,433#)	917,335,433
	Other Assets in Excess of Liabilities — 3.6%	34,126,728

	TOTAL NET ASSETS — 100.0%	$951,462,161

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CSD - Central School District
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HDC - Housing Development Corporation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes
UFSD - Unified Free School District
VRDO - Variable Rate Demand Obligation

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Ratings Table† (November 30, 2007) (unaudited)

S&P/Moody’s/Fitch‡

A-1	60.4%
VMIG 1	24.6
NR	11.7
SP-1	0.8
MIG1	0.9
AA/Aa	0.8
AAA/Aaa	0.8

100.0%

   †  As a percentage of total investments.

   ‡  S&P primary rating; Moody’s secondary, then Fitch.

       See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008